Significant Accounting Policies - Net (Loss) Income Per Share (Details) - USD ($)		3 Months Ended		10 Months Ended	12 Months Ended
	May 24, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jan. 09, 2023	May 06, 2022	Sep. 03, 2021	Aug. 02, 2021
Class A Ordinary Shares
Denominator:
Weighted average shares outstanding, diluted		26,514,780	26,514,780
Diluted net (loss) income per ordinary share		$ 0.11
Class B Ordinary Shares
Denominator:
Weighted average shares outstanding, diluted		6,628,695	6,628,695
Diluted net (loss) income per ordinary share		$ (1.22)	$ (0.88)
CIK0001853021 Metals Acquisition Corp | Sponsor | Private Placement Warrants
Significant Accounting Policies
Exercise price of warrants							$ 11.50
Number of warrants exercised	300,000
CIK0001853021 Metals Acquisition Corp | Sponsor | Convertible promissory note | Private Placement Warrants
Significant Accounting Policies
Conversion of convertible note into warrants	$ 1,200,000
Warrants issued upon conversion of notes	800,000					200,000
CIK0001853021 Metals Acquisition Corp | Class A Ordinary Shares
Significant Accounting Policies
Warrants issued upon conversion of notes			14,373,564					14,373,564
Exercise price of warrants	$ 11.50							$ 11.50	$ 11.50
Numerator:
Allocation of net (loss) income		$ 2,848,650	$ 17,415	$ 7,354,212	$ 3,753,097
Denominator:
Weighted average shares outstanding, basic		26,514,780	26,514,780	13,451,926	26,514,780
Weighted average shares outstanding, diluted		26,514,780	26,514,780	13,451,926	26,514,780
Basic net (loss) income per ordinary share		$ 0.11		$ 0.54	$ 0.14
Diluted net (loss) income per ordinary share		$ 0.11		$ 0.54	$ 0.14
CIK0001853021 Metals Acquisition Corp | Class A Ordinary Shares | Sponsor | Private Placement Warrants
Significant Accounting Policies
Number of warrants exercised	1
CIK0001853021 Metals Acquisition Corp | Class B Ordinary Shares
Numerator:
Allocation of net (loss) income		$ (8,075,792)	$ (5,866,228)	$ 3,460,806	$ (8,495,715)
Denominator:
Weighted average shares outstanding, basic		6,628,695	6,628,695	6,403,525	6,628,695
Weighted average shares outstanding, diluted		6,628,695	6,628,695	6,403,525	6,628,695
Basic net (loss) income per ordinary share		$ (1.22)	$ (0.88)	$ 0.54	$ (1.28)
Diluted net (loss) income per ordinary share		$ (1.22)	$ (0.88)	$ 0.54	$ (1.28)